UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/30/11

Item 1.  Reports to Stockholders.

Multiple Strategy Fund

Semi-Annual Report

September 30, 2011

1-855-GPS-FUND

1-855-477-3863

www.gpsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

GPS MULTIPLE STRATEGY FUND
PORTFOLIO REVIEW
Septmeber 30, 2011 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2011, as compared to its benchmark:

		Since Inception **
GPS Multiple Strategy Fund - Class A		-3.60%
GPS Multiple Strategy Fund - Investor Class		-3.60%
S&P 500 Total Return Index ***		-14.21%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated April 7, 2011 are 3.00% for both the Class A and Investor Class.  For performance information current to the most recent month-end, please call 1-855-477-3863.

** Inception date is May 16, 2011.

*** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Communications	5.3%
Exchange Traded Funds - Debt Funds	4.8%
Banks	1.6%
Commercial Services	1.4%
Pharmaceuticals	0.6%
Mining	0.6%
Telecommunications	0.5%
Insurance	0.5%
Diversified Financial Services	0.5%
Office / Business	0.5%
Other, Cash & Cash Equivalents	83.7%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCKS - 5.2%
	COMMUNICATIONS - 5.2%
1,000	Baidu.com-ADR *	$ 106,910
1,000	Google, Inc. Class A *	514,380
	TOTAL COMMON STOCKS - Cost ($737,040)	621,290

	EXCHANGE TRADED FUNDS - 4.7%
	DEBT FUNDS - 4.7%
5,000	SPDR S&P 500 ETF Trust	565,850
	(Cost $602,789)

	BONDS & NOTES - 8.1%
	BANKS - 1.5%
60,000	Barclays Bank PLC, 3.90%, 4/7/15	58,733
60,000	Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	62,161
60,000	HSBC Bank USA, 4.625%, 4/1/14	61,494
		182,388
	COAL - 0.4%
50,000	Massey Energy Co., 3.25%, 8/1/15	44,312

	COMMERCIAL SERVICES - 1.4%
100,000	Colgate-Palmolive Co., 2.625%, 5/1/17	104,718
60,000	Western Union Co., 6.65%, 8/22/18	60,233
		164,951
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
60,000	General Electric Capital Corp., 2.95%, 5/9/16	60,066

	FOOD - 0.4%
50,000	Dean Foods Co., 7.00%, 6/1/16	47,875

	INSURANCE - 0.5%
60,000	Aflac, Inc., 3.45%, 8/15/15	61,400

	IRON/STEEL - 0.4%
50,000	US Steel Corp., 6.05%, 6/1/17	45,500

	LODGING - 0.5%
50,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	54,687

	MINING - 0.5%
60,000	Alcoa, Inc., 6.75%, 7/15/18	64,266

	OFFICE/BUSINESS - 0.5%
60,000	Pitney Bowes, Inc., 3.75%, 5/15/18	59,879

	OIL & GAS - 0.4%
50,000	Chesapeake Energy Corp., 6.875%, 8/15/18	52,125

	PHARMACEUTICALS - 0.6%
60,000	Johnson & Johnson, 5.55%, 8/15/17	72,246

	TELECOMMUNICATIONS - 0.5%
60,000	Cisco System, Inc., 3.15%, 3/14/17	62,664

	TOTAL BONDS & NOTES- (Cost - $988,545)	972,359

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Contracts		Value
	PURCHASED CALL OPTIONS - 3.2%
10	Apple, Inc.	$ 99,600
	Expiration January 2013, Exercise Price $330.00
10	Baidu.com - ADR	26,200
	Expiration January 2013, Exercise Price $125.00
200	SPDR S&P 500 ETF Trust	188,000
	Expiration December 2013, Exercise Price $130.00
100	SPDR S&P 500 ETF Trust	79,700
	Expiration December 2013, Exercise Price $135.00
	TOTAL PURCHASED OPTION (Cost 499,812)	393,500
Shares
	SHORT TERM INVESTMENT - 73.7%
5,897,638	Highmark Diversified Money Market Fund, 0.02% **	5,897,638
3,000,000	United States Treasury Bills To yield 0.01%, 2/23/12	2,999,878
	TOTAL SHORT TERM INVESTMENTS (Cost - $8,897,516)	8,897,516

	TOTAL INVESTMENTS - 94.9% (Cost - $11,725,701)(a)	$ 11,450,515
	CALL OPTIONS WRITTEN - (0.4) %	(48,105)
	PUT OPTIONS WRITTEN - (0.8) %	(94,500)
	OTHER ASSETS LESS LIABILITIES - 6.3%	764,514
	NET ASSETS - 100.0%	$ 12,072,424

	SECURITIES SOLD SHORT - (5.5) %
5,000	CurrencyShares Euro Trust	667,350
	(Proceeds - $688,786)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4) %
10	Apple, Inc.
	Expiration October 2011, Exercise Price $415.00	6,100
10	Baidu.com - ADR
	Expiration October 2011, Exercise Price $165.00	130
10	Google, Inc. - Class A
	Expiration October 2011, Exercise Price $590.00	3,700
15	Netflix, Inc.
	Expiration October 2011, Exercise Price $245.00	75
50	PowerShares QQQ Trust
	Expiration December 2011, Exercise Price $58.00	7,600
200	iShares Silver Trust
	Expiration September 2011, Exercise Price $39.00	200
100	SPDR S&P 500 ETF Trust
	Expiration October 2011, Exercise Price $127.00	1,800
100	SPDR S&P 500 ETF Trust
	Expiration October 2011, Exercise Price $130.00	700
50	SPDR S&P 500 ETF Trust
	Expiration October 2011, Exercise Price $121.00	850
200	SPDR S&P 500 ETF Trust
	Expiration December 2011, Exercise Price $130.00	26,600
300	SPDR S&P 500 ETF Trust
	Expiration September 2011, Exercise Price $130.00	300
50	SPDR S&P 500 ETF Trust
	Expiration September 2011, Exercise Price $120.00	50
	TOTAL CALL OPTIONS WRITTEN - (Proceeds 69,425)	$ 48,105

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Contracts		Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8) %
10	Apple, Inc.
	Expiration October 2011, Exercise Price $350.00	$ 7,000
10	Chipotle Mexican Grill, Inc.
	Expiration October 2011, Exercise Price $270.00	6,160
50	CurrencyShares Euro Trust
	Expiration October 2011, Exercise Price $132.00	7,900
20	Green Mountain Coffee Roast
	Expiration October 2011, Exercise Price $85.00	7,440
200	Harbin Electric, Inc.
	Expiration October 2011, Exercise Price $8.00	6,000
10	Priceline.com Incorporation
	Expiration October 2011, Exercise Price $400.00	8,000
300	SPDR S&P 500 ETF Trust
	Expiration October 2011, Exercise Price $109.00	40,200
300	SPDR S&P 500 ETF Trust
	Expiration September 2011, Exercise Price $120.00	300
20	Tiffany & Co.
	Expiration September 2011, Exercise Price $65.00	11,500
	TOTAL PUT OPTIONS WRITTEN - (Proceeds 74,372)	$ 94,500

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short and options written is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 125,860
	Unrealized depreciation:	(378,420)
	Net unrealized depreciation	$ (252,560)

GPS MULTIPLE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 11,725,701
At value	$ 11,473,141
Deposit at Broker	1,110,670
Dividends and interest receivable	13,551
TOTAL ASSETS	12,948,114

LIABILITIES
Securities sold short, at value (Proceeds $667,350)	688,785
Options written, at value (Proceeds $142,605)	143,796
Investment advisory fees payable	11,879
Distribution (12b-1) fees payable	2,529
Fees payable to other affiliates	13,638
Accrued expenses and other liabilities	15,063
TOTAL LIABILITIES	875,690
NET ASSETS	$ 12,072,424

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 12,527,276
Undistributed net investment loss	(98,242)
Accumulated net realized loss on investments	(104,050)
Net unrealized appreciation (depreciation) on:
investments	(147,439)
purchased options	(106,312)
options written	1,191
NET ASSETS	$ 12,072,424

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.64

Investor Class Shares:
Net Assets	$ 11,721,663
Shares of beneficial interest outstanding	1,215,967
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.64

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
STATEMENT OF OPERATIONS (a)
For the Period Ended September 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 1,612
Interest	796
TOTAL INVESTMENT INCOME	2,408

EXPENSES
Investment advisory fees	70,993
Distribution (12b-1) fees:
Investor Class	8,874
Administrative services fees	14,024
Transfer agent fees	13,265
Professional fees	12,300
Accounting services fees	11,749
Compliance officer fees	5,116
Printing and postage expenses	2,843
Custodian fees	2,274
Trustees fees and expenses	1,895
Other expenses	1,516
Registration fees	1,033
Insurance expense	414
TOTAL EXPENSES	146,296

Plus: Fees waived/reimbursed by the Advisor	(45,646)

NET EXPENSES	100,650

NET INVESTMENT LOSS	(98,242)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain (loss) on:
Investments	(343,713)
Purchased Options	5,144
Options Written	234,519
Net realized loss on investments, purchased options and options written	(104,050)
Net change in unrealized appreciation (depreciation) on:
Investments	(147,439)
Purchased Options	(106,312)
Options Written	1,191
Net change in unrealized depreciation on investments, purchased options and
options written	(252,560)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(356,610)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (454,852)

(a) The GPS Multiple Strategy Fund commenced operations on May 16, 2011.

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30, 2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (98,242)
Net realized loss on investments, purchased options and options written	(104,050)
Net change in unrealized depreciation on investments, purchased options and
options written	(252,560)
Net decrease in net assets resulting from operations	(454,852)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Investor Class	13,873,708

Payments for shares redeemed:
Class A	-
Investor Class	(1,346,943)

Redemption fee proceeds:
Class A	-
Investor Class	501
Net increase in net assets from shares of beneficial interest	12,527,276

TOTAL INCREASE IN NET ASSETS	12,072,424

NET ASSETS
Beginning of Period	-
End of Period*	$ 12,072,424
* Includes undistributed net investment income of:	$ (98,242)

SHARE ACTIVITY
Institutional Class:
Shares Sold	1
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	1

Retail Class:
Shares Sold	1,352,428
Shares Redeemed	(136,461)
Net increase in shares of beneficial interest outstanding	1,215,967

(a) The GPS Multiple Strategy Fund commenced operations on May 16, 2011.

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended
	September 30, 2011 (Unaudited) (1)
	Class A	Investor Class
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.10)	(0.10)
Net realized and unrealized
gain (loss) on investments	(0.26)	(0.26)
Total from investment operations	(0.36)	(0.36)

Less distributions from:
Net investment income	-	-
Net realized gains	-	-
Total distributions	-	-

Paid-in-Capital From Redemption Fees	-	0.00	**

Net asset value, end of period	$ 9.64	$ 9.64

Total return (3,4)	-3.60%	-3.60%

Net assets, at end of period	$ 10	$ 11,721,663

Ratio of gross expenses to average
net assets (5)	4.36%	4.36%
Ratio of net expenses to average
net assets (5)	3.00%	3.00%
Ratio of net investment income
to average net assets (5)	(2.92)%	(2.92)%

Portfolio Turnover Rate (4)	57%	57%

(1)	The GPS Multiple Strategy Fund's Class A and Investor Class shares commenced operations on May 16, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of redemption fees.
(4) Not annualized.
(5) Annualized.
** Per share amount represents less than $0.01 per share

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2011

1.

ORGANIZATION

GPS Multiple Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation. The Fund commenced operations on May 16, 2011.

The Fund currently offers two classes of shares; Class A and Investor Class shares.  Investor Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 621,290	$ -	$ -	$ 621,290
Exchange Traded Funds	565,850	-	-	565,850
Bonds & Notes	-	972,359	-	972,359
Purchased Call Options	393,500	-	-	393,500
Short-Term Investments	8,897,516	-	-	8,897,516
Total	$ 10,478,156	$ 972,359	$ -	$ 11,450,515
Liabilities
Call Options Written	$ 48,105	$ -	$ -	$ 48,105
Put Options Written	94,500	-	-	94,500
Total	$ 142,605	$ -	$ -	$ 142,605

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Fair Values of Derivative Instruments in the Fund as of September 30, 2011:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,		Payables, Net Assets - Net Unrealized
	Net Assets - Unrealized Appreciation	$ 100,029	Depreciation	$ 207,144

Commodity contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	4,395	Depreciation	-

Currency contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-	Depreciation	2,401

		$ 104,424		$ 209,545

The effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2011:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
	purchased options and options written	$ 202,767	$ (107,115)

Interest rate contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
purchased options and options written
		5,144	-
Commodity contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
purchased options and options written
		36,897	4,395
Currency contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
purchased options and options written
		-	(2,401)

Total		$ 244,808	$ (105,121)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended September 30, 2011. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses will be utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be included in the March 31, 2012 Annual Report.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  GPS Capital Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

Pursuant to an advisory agreement with the Fund and the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.00% of the Fund’s average daily net assets. For the period ended September 30, 2011, the Adviser earned advisory fees of $70,993.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 3.00% of the daily average net assets attributable to the Class A and Investor Class shares. During the period ended September 30, 2011, the Adviser waived fees and reimbursed expenses of $45,646.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of the average daily net assets attributable to the Retail Class and Institutional Class, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of the average daily net assets for each share class. If Fund Operating Expenses subsequently exceed 3.00% of the average daily net assets for each share class, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the period ended September 30, 2011, the Advisor waived fees and reimbursed expenses in the amount of $45,646 that may be recaptured through March 30, 2015.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and Investor Class shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $8,874 in distribution fees for Investor Class shares were paid during the period ended September 30, 2011.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $25,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2011

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class and the per account charge is $16.00 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2011, the Fund incurred expenses of $5,116 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended September 30, 2011, GemCom collected amounts totaling $572 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended September 30, 2011 amounted to $8,480,366 and $5,751,364, respectively.

Transactions in option contracts written during the period ended September 30, 2011 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	3,785	409,558
Options Closed	(110)	(6,190)
Options exercised	(150)	(21,100)
Options expired	(1,560)	(239,663)
Outstanding at End of Period	1,965	$ 142,605

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended September 30, 2011, the Investor Class assessed $501 in redemption fees.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

GPS MULTIPLE STRATEGY FUND

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the GPS Multiple Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GPS Multiple Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 16, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/16/11	Ending Account Value 9/30/11	Expenses Paid During Period 5/16/11 – 9/30/11*	Expense Ratio During the Period 5/16/11-9/30/11
Class A	$1,000.00	$964.00	$11.14	3.00%
Investor Class	1,000.00	$964.00	$11.14	3.00%

Hypothetical (5% return before expenses)**	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period 4/1/11 – 9/30/11***	Expense Ratio During the Period 4/1/11-9/30/11
Class A	$1,000.00	$1,009.97	$15.03	3.00%
Investor Class	1,000.00	$1,009.97	$15.03	3.00%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (138) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Fund was in operation for the full six months ended 9/30/11.

*** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – GPS Multiple Strategy Fund

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between GPS Capital Management, LLC (the “Adviser”) and the Trust, on behalf of GPS Multiple Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing hedge funds and separately managed accounts.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 2.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-477-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-477-3863

INVESTMENT ADVISOR

GPS Capital Management, LLC

111 Deerwood Road, Suite 338

San Ramon, CA 94583

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/12/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/12/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/12/11